Income Taxes	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Income Taxes
Note 22: Income Taxes
We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.

In addition, we record an income tax expense or benefit in other comprehensive income or directly in equity when the taxes relate to amounts recorded in other comprehensive income or equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of net gains (losses) on translation of net foreign operations.
Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred tax assets and liabilities are measured at the tax rates expected to apply when temporary differences reverse. Changes in deferred tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event which is recognized either in other comprehensive income or directly in equity. Current and deferred taxes are offset only when they are levied by the same tax authority, on the same entity or group of entities, and when there is a legal right to offset.
Included in deferred tax assets is $10 million ($9 million as at October 31, 2021) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2022 through 2040. On the evidence available, including management projections of income, we believe it is probable that

there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of tax on temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2022 is $922 million ($118 million in 2021), of which $36 million ($7 million in 2021) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that these assets will be realized.
Income that we earn through our foreign subsidiaries is generally taxed in the foreign country in which they operate. Income that we earn through our foreign branches is also generally taxed in the foreign country in which they operate. Canada also taxes the income we earn through foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized total led $24 billion as at October 31, 2022 ($17 billion in 2021).
Provision for Income Taxes

(Canadian $ in millions)	2022	2021
Consolidated Statement of Income
Current
Provision for income taxes for the current period	3,889	2,334
Adjustments for prior periods	(15)	(14)
Deferred
Origination and reversal of temporary differences	475	173
Effect of changes in tax rates	–	11
	4,349	2,504
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized (losses) on FVOCI debt securities	(182)	(58)
Reclassification to earnings of (gains) on FVOCI debt securities	(5)	(14)
(Losses) on derivatives designated as cash flow hedges	(1,794)	(504)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges	(114)	(149)
Unrealized gains (losses) on hedges of net foreign operations	(124)	180
Gains on remeasurement of pension and other employee future benefit plans	239	341
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	465	(70)
Unrealized gains on FVOCI equity securities	1	6
Share-based compensation	5	(10)
	(1,509)	(278)
Total provision for income taxes	2,840	2,226

Components of Total Provision for Income Taxes (Canadian $ in millions)	2022	2021
Canada: Current taxes
Federal	1,178	650
Provincial	672	373
	1,850	1,023
Canada: Deferred taxes
Federal	148	233
Provincial	85	134
	233	367
Total Canadian	2,083	1,390
Foreign: Current taxes	953	940
Deferred taxes	(196)	(104)
Total foreign	757	836
Total provision for income taxes	2,840	2,226

Reconciliation to Statutory Tax Rate

Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2022		2021
Combined Canadian federal and provincial income taxes at the statutory tax rate	4,757	26.6%	2,729	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(200)	(1.1)	(232)	(2.3)
Foreign operations subject to different tax rates	(160)	(0.9)	(137)	(1.3)
Write-down of goodwill	–	–	202	2.0
Change in tax rate for deferred taxes	–	–	11	0.1
Income attributable to investments in associates and joint ventures	(57)	(0.3)	(56)	(0.6)
Other	9	–	(13)	(0.1)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	4,349	24.3%	2,504	24.4%
Components of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, October 31, 2021	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2022
Allowance for credit losses	651	(52)	–	6	605
Employee future benefits	330	(10)	(65)	1	256
Deferred compensation benefits	685	18	–	5	708
Other comprehensive income	(108)	(1)	682	–	573
Tax loss carryforwards	34	(23)	–	–	11
Tax credits	–	–	–	–	–
Premises and equipment	(400)	(59)	–	(1)	(460)
Pension benefits	(148)	(47)	(174)	(1)	(370)
Goodwill and intangible assets	(241)	1	–	(4)	(244)
Securities	(51)	193	–	–	142
Other (1)	343	(495)	(5)	9	(148)
Net deferred tax assets (liabilities)	1,095	(475)	438	15	1,073
Comprising
Deferred tax assets	1,287				1,175
Deferred tax liabilities	(192)				(102)
Net deferred tax assets (liabilities)	1,095	–	–	–	1,073

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2020	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2021
Allowance for credit losses	849	(194)	–	(4)	651
Employee future benefits	337	2	(9)	–	330
Deferred compensation benefits	416	270	–	(1)	685
Other comprehensive income	(358)	–	250	–	(108)
Tax loss carryforwards	87	(53)	–	–	34
Tax credits	31	(31)	–	–	–
Premises and equipment	(361)	(39)	–	–	(400)
Pension benefits	78	104	(330)	–	(148)
Goodwill and intangible assets	(237)	(6)	–	2	(241)
Securities	11	(62)	–	–	(51)
Other	512	(175)	10	(4)	343
Net deferred tax assets (liabilities)	1,365	(184)	(79)	(7)	1,095
Comprising
Deferred tax assets	1,473				1,287
Deferred tax liabilities	(108)				(192)
Net deferred tax assets (liabilities)	1,365	–	–	–	1,095

(1)
Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our announced acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.

Canadian tax authorities have reassessed us for additional income tax and interest in an amount of approximately $1,425 million, to date, in respect of certain 2011 – 2017 Canadian corporate dividends. Those reassessments denied certain dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement”. In general, the tax rules raised by the Canadian tax authorities were prospectively addressed in the 2015 and 2018 Canadian Federal Budgets. We filed Notices of Appeal with the Tax Court of Canada and the matter is in litigation. We expect to be reassessed for income tax in respect of similar activities undertaken in 2018. We remain of the view that our tax filing positions were appropriate and intend to challenge all reassessments. However, if such challenges are unsuccessful, the additional expense would negatively impact our net income.